Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,460,745.74
Total Fee Amount	1,306.53
Total Offset Amount	0.00
Net Fee	$ 1,306.53
Offering Table N/A
Offset Table N/A	N/A